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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2006

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                         Western National Trust Company
--------------------------------------------------------------------------------
                    Name of Institutional Investment Manager

P.O. Box 30880                        Salt Lake City        UT            84130
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 028-10507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Annette Langheinrich           Vice President                     (801)594-8047
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/Annette Langheinrich
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                       Salt Lake City, Utah   August 15, 2006
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  75

Form 13F Information Table Value Total: $118,884,209


List of Other Included Managers:  None

                           Form 13F Information Table


                                                       Market                  Investment Direction         Voting Authority
Name Of Issuer                      Type    Cusip      Value     Shares/PV    Sole     Shared   Other   Sole    Shared     Other
----------------------------------  ----  ---------  ----------  ---------  ---------  -------- -----  -------  -------  ---------
AT&T INC                            Equi  00206R102     621,835     22,296     15,716    6,580      0   15,416    6,580        300
Abbott Laboratories                 Equi  002824100     554,763     12,721      8,766    1,955  2,000   10,766    1,955          0
Allstate Corp                       Equi  020002101     206,332      3,770      2,186    1,584      0    1,986    1,584        200
American International Group, Inc.  Equi  026874107   3,003,578     50,865      1,080   49,785      0      880   49,785        200
Amgen Inc                           Equi  031162100     425,626      6,525      5,905      620      0    5,455      970        100
Apache Corp                         Equi  037411105     639,980      9,377        379    8,998      0    9,377        0          0
Apple Computer Inc                  Equi  037833100     251,988      4,400      4,400        0      0    4,400        0          0
BP PLC Spons ADR (United Kingdom)   Equi  055622104     917,808     13,185      4,581    8,604      0    5,101    7,684        400
Bank Of America Corp                Equi  060505104     902,067     18,754     15,556    3,198      0   16,402    1,562        790
Baxter International                Equi  071813109     417,741     11,364     10,364    1,000      0   11,364        0          0
Bellsouth Corp.                     Equi  079860102     280,948      7,761      5,262    2,499      0    5,262    2,499          0
Boeing CO.                          Equi  097023105     725,641      8,859      7,206    1,653      0    7,206    1,653          0
Burlington No Santa Fe Cp           Equi  12189T104     389,752      4,918      2,518    2,400      0    4,918        0          0
Chevron Corp                        Equi  166764100   1,777,523     28,642     21,143    7,499      0   20,856    7,094        692
Cisco Systems, Inc.                 Equi  17275R102     712,806     36,498     31,338    4,440    720   34,098    1,200      1,200
Citigroup Inc Com                   Equi  172967101   2,234,554     46,312     45,619      693      0   44,819    1,093        400
Coca-Cola Co, The                   Equi  191216100     653,001     15,179      6,487    8,692      0    8,237    6,692        250
ConocoPhillips                      Equi  20825C104     462,314      7,055      1,802    5,253      0    6,655      400          0
Copytele Inc                        Equi  217721109      26,400     36,667          0   36,667      0   22,000   14,667          0
Costco Wholesale Corp               Equi  22160K105     673,848     11,795     11,495      300      0   11,295      300        200
Walt Disney Co, The                 Equi  254687106     303,510     10,117     10,117        0      0   10,117        0          0
Dover Corporation                   Equi  260003108     350,953      7,100      7,100        0      0    6,800        0        300
Dow Chemical CO.                    Equi  260543103     606,604     15,542     15,269      273      0   15,269      273          0
Du Pont (E I) DE Nemour             Equi  263534109     601,661     14,463      8,439    5,024  1,000   11,895    2,568          0
Fidelity Intl 5th Part Senior Com   Equi  283000990     723,860      2,428      2,428        0      0    2,428        0          0
Fidelity Intl 6th Participating     Equi  28300099A   4,018,017      3,553      3,553        0      0    3,553        0          0
Fidelity Intl 7th Participating     Equi  28300099B   4,525,371      5,477      5,477        0      0    5,477        0          0
Emerson Electric CO.                Equi  291011104     745,909      8,900      5,700      600  2,600    7,900      600        400
Encana Corp (Canada)                Equi  292505104     340,370      6,466      3,730    2,736      0    6,466        0          0
Exxon Mobil Corp                    Equi  30231G102   9,192,009    149,829     78,968   70,861      0   85,722   30,499     33,608
FPL Group, Inc.                     Equi  302571104     309,440      7,478      5,300    2,178      0    7,178        0        300

                           Form 13F Information Table - Continued       [Page 2]


                                                       Market                  Investment Direction         Voting Authority
Name Of Issuer                      Type    Cusip      Value     Shares/PV    Sole     Shared   Other   Sole    Shared     Other
----------------------------------  ----  ---------  ----------  ---------  ---------  -------- -----  -------  -------  ---------
FIL Trust Company Limit             Equi  315997205       1,883     62,767     62,767        0      0   55,693        0      7,074
Fidelity Int'l Limited Cl A Restri  Equi  315997403  12,106,499     62,767     62,767        0      0   55,693        0      7,074
Fidelity International Ventures Lt  Equi  31599740A     381,757    377,977    377,977        0      0  377,977        0          0
Fortune Brands, Inc.                Equi  349631101     220,131      3,100      3,100        0      0    3,100        0          0
General Electric Co.                Equi  369604103   9,949,207    301,857    258,433   39,824  3,600  261,433   34,024      6,400
Halliburton CO.                     Equi  406216101     437,839      5,900        500    5,400      0    5,900        0          0
Home Depot, Inc.                    Equi  437076102     209,765      5,861      5,261      600      0    4,961      600        300
Industrial Supply                   Equi  456001XO9   5,553,454      1,819          0    1,819      0      300      759        760
Intel Corp.                         Equi  458140100     401,850     21,150     19,930      600    620   19,750      400      1,000
INTL Business Machines              Equi  459200101     928,447     12,086      9,554    2,532      0    9,454    2,132        500
JPMorgan Chase & Co                 Equi  46625H100   2,147,292     51,126     46,199    4,927      0   46,199    4,927          0
Johnson & Johnson                   Equi  478160104   2,985,874     49,831     38,851    6,500  4,480   47,631    1,900        300
Kayne Anderson MLP Inv              Equi  486606106   1,538,538     59,982     56,419    3,563      0   55,243    2,757      1,982
Lucent Technologies, Inc            Equi  549463107      53,932     22,286      6,766   15,180    340   22,286        0          0
Master Systems Comput               Equi  576357107           0     21,000     21,000        0      0        0        0     21,000
Microsoft Corp                      Equi  594918104     642,101     27,558     25,878    1,180    500   25,178    1,580        800
Millenium Plastics Corp             Equi  60036C105           1     12,100     12,100        0      0   12,100        0          0
Motorola, Inc.                      Equi  620076109     335,558     16,653     15,653    1,000      0   16,653        0          0
Oracle Corp Com                     Equi  68389X105     319,896     22,077     18,997        0  3,080   19,577    1,300      1,200
J.C. Penney Co Inc (Hldg Co)        Equi  708160106     276,386      4,094        260    3,834      0    2,760    1,334          0
Pepsico, Inc.                       Equi  713448108   2,147,451     35,767     31,685    4,082      0   31,385    4,082        300
Pfizer, Inc.                        Equi  717081103     736,817     31,394     12,884   18,510      0   26,454    4,040        900
Procter & Gamble CO.                Equi  742718109   2,039,686     36,685     35,893      792      0   35,693      792        200
Questar Corp.                       Equi  748356102     383,132      4,760      4,760        0      0    4,760        0          0
Regency Centers Corporation (REIT)  Equi  758849103     217,525      3,500      3,500        0      0    3,500        0          0
Royal Dutch Shell PLC -ADRA (Neth)  Equi  780259206     483,462      7,218      6,418      800      0    6,218      800        200
Suncor Energy Inc (Canada)          Equi  867229106     408,290      5,040      3,550    1,490      0    4,400      640          0
TXU Corporation                     Equi  873168108     274,197      4,586      3,148    1,438      0    4,548       38          0
O C Tanner Jewelry Cl A Non-Voting  Equi  875001XO2     706,333    327,006    327,006        0      0        0        0    327,006
O C Tanner Jewelry Voting           Equi  875002XO0     272,160    126,000    126,000        0      0        0        0    126,000
O C Tanner Jewelery Cl B Non-Vot    Equi  875003XO8   6,849,451  3,171,042  3,171,042        0      0        0        0  3,171,042

                           Form 13F Information Table - Continued       [Page 3]


                                                       Market                  Investment Direction         Voting Authority
Name Of Issuer                      Type    Cusip      Value     Shares/PV    Sole     Shared   Other   Sole    Shared     Other
-------------------------           ----  ---------  ----------  ---------  ---------  -------- -----  -------  -------  ---------
3M Co                               Equi  88579Y101     859,231     10,638      8,910    1,728      0    8,910    1,728          0
Time Warner Inc                     Equi  887317105     185,266     10,709     10,709        0      0   10,109      600          0
Union Pacific Corp.                 Equi  907818108     440,073      4,734      2,734    2,000      0    3,934        0        800
United Technologies Co              Equi  913017109     382,930      6,038      4,144    1,894      0    2,678    2,960        400
United Health Group Inc             Equi  91324P102     268,680      6,000      6,000        0      0    5,200      800          0
Varian Inc                          Equi  922206107     224,154      5,400      5,400        0      0    5,400        0          0
Varian Medical Systems              Equi  92220P105     568,200     12,000     12,000        0      0   12,000        0          0
Verizon Communication               Equi  92343V104   1,041,974     31,113     24,752    6,361      0   28,763    2,076        274
Wal-Mart Stores, Inc.               Equi  931142103     561,084     11,648     11,139      509      0   10,889      509        250
Wells Fargo & Co.                   Equi  949746101   1,160,752     17,304     11,204    6,100      0   16,704      600          0
Wyeth                               Equi  983024100     450,317     10,140      9,440      700      0    9,840      300          0
Zions Bancorporation                Equi  989701107  21,934,332    281,426    144,982  136,444      0  141,244  111,216     28,966
Ingersoll-Rand Co Class A (Ber)     Equi  G4776G101     202,093      4,724      1,280    3,444      0    3,080    1,644          0
                                                    -----------
                                                    118,884,209

                         * * * End Of Asset Report * * *

                   75 Assets Reported Of 81055 Assets On File